Cover Page	12 Months Ended
Mar. 31, 2025
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Entity Registrant Name	LIONSGATE STUDIOS CORP.
Entity Central Index Key	0002052959
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Address, Address Line One	250 Howe Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3R8
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	00-0000000
Entity Primary SIC Number	7812
Contact Personnel Name	Bruce Tobey
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	2700 Colorado Avenue
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
City Area Code	877
Local Phone Number	848-3866
Entity Address, Postal Zip Code	90404